Related Party Transactions Related Party (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

	For the Six Months Ended June 30,
	2018	2017
Vessel revenue
Scorpio Kamsarmax Pool	$41,810	$31,425
Scorpio Ultramax Pool	73,056	41,045
Total vessel revenue	$114,866	$72,470
Voyage expense:
SCM	$—	$147
Vessel operating cost:
SSM	$6,452	$4,693
Port agent	11	8
Insurance brokerage	1,467	1,633
Total vessel operating cost	$7,930	$6,334
General and administrative expense:
SCM	$23	$20
SSH	3,327	2,548
SUK	682	823
Total general and administrative expense	$4,032	$3,391
Write down on assets held for sale
SCM	$—	$200
SSM	—	147
Total write down on assets held for sale	$—	$347

	As of
	June 30, 2018	December 31, 2017
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$3,511	$3,977
Scorpio Ultramax Pool	1,750	2,578
SSM	253	—
Total due from related parties-current	$5,514	$6,555
Prepaid expenses and other current assets:
Insurance brokerage	$170	$857
Total prepaid expenses and other current assets	$170	$857
Due from related parties non-current:
Scorpio Kamsarmax Pool	$4,380	$5,080
Scorpio Ultramax Pool	10,541	10,741
Total due from related parties non-current	$14,921	$15,821
Liabilities
Due to related parties-current :
SCM	$12	$—
SSM	61	69
SSH	313	297
Total due from related parties-current	$386	$366